Consolidated balance sheets - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Non-current assets [abstract]
Property, plant and equipment	$ 10,825	$ 10,764
Right-of-use assets	1,452	1,431
Goodwill	29,522	29,301
Intangible assets other than goodwill	28,003	31,644
Investment in associated companies	127	143
Deferred tax assets	4,043	3,739
Financial assets	2,306	2,411
Other non-current assets	1,208	1,110
Total non-current assets	77,486	80,543
Current assets [abstract]
Inventories	8,228	7,175
Current trade receivables	9,195	8,066
Income tax receivable	348	268
Marketable securities, commodities, time deposits and derivative financial instruments	289	11,413
Cash and cash equivalents	10,885	7,517
Other current assets	2,828	2,471
Total current assets without disposal group	31,773	36,910
Assets held for sale	1,720
Total current assets	33,493	36,910
Total assets	110,979	117,453
Equity [abstract]
Share capital	842	890
Treasury shares	(52)	(92)
Reserves	51,057	58,544
Equity attributable to Novartis AG shareholders	51,847	59,342
Non-controlling interests	84	81
Total equity	51,931	59,423
Non-current liabilities [abstract]
Financial debts	18,259	20,244
Lease liabilities	1,545	1,538
Deferred tax liabilities	2,526	2,686
Provisions and other non-current liabilities	4,809	4,906
Total non-current liabilities	27,139	29,374
Current liabilities [abstract]
Trade payables	5,350	5,146
Financial debts and derivative financial instruments	8,289	5,931
Lease liabilities	247	251
Current income tax liabilities	2,651	2,533
Provisions and other current liabilities	15,338	14,795
Total current liabilities without disposal group	31,875	28,656
Liabilities held for sale	34
Total current liabilities	31,909	28,656
Total liabilities	59,048	58,030
Total equity and liabilities	$ 110,979	$ 117,453